Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Revenue And Other Operating Income [Line Items]
Total Revenues	$ 2,410,360,459	$ 2,484,101,582	$ 2,515,843,880
Commodity derivatives	9,819,777	20,328,649	10,794,682
Other income	36,981,190	18,548,051	14,928,257
Total other income	46,800,967	38,876,700	25,722,939
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	19,627,825	15,710,090	9,163,742
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	2,202,078,088	2,262,090,558	2,312,643,619
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,034,975,160	1,082,749,256	1,141,725,803
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	643,494,066	726,166,640	805,079,958
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	357,725,928	285,623,737	234,641,908
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	33,755,166	70,958,879	102,003,937
Distributions [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,167,102,928	1,179,341,302	1,170,917,816
Distributions [Member] | Others [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	123,916,550	131,227,735	130,390,337
Distributions [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	455,840,910	435,769,231	431,610,828
Distributions [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	378,092,990	386,608,105	379,037,776
Distributions [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	209,252,478	225,736,231	229,878,875
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	123,345,383	107,362,797	73,607,457
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	103,717,558	91,652,707	64,443,715
Revenue from Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	84,936,988	114,648,227	129,592,804
Revenue from Other Services [Member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	20,311,403	39,812,005	51,014,073
Revenue from Other Services [Member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	5,024,944	4,945,609	4,555,779
Revenue from Other Services [Member] | Public Lighting [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	12,181,969	13,449,852	12,660,894
Revenue from Other Services [Member] | Engineering and Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	10,027,472	3,414,472	14,304,336
Revenue from Other Services [Member] | Services for construction of junctions [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	14,711,796	15,514,433	14,359,194
Revenue from Other Services [Member] | Works in specific facilities and networks [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	8,425,251	13,932,537	21,397,176
Revenue from Other Services [Member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 14,254,153	$ 23,579,319	$ 11,301,352